Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current	$ 35,717	$ 34,302	$ 14,137
Deferred	(31,576)	31,908	(35,049)
Actual income tax (benefit) expense	4,141	66,210	(20,912)
PRC
Income Taxes [Line Items]
Current	34,436	34,948	8,141
Deferred	(26,476)	27,264	(34,500)
Actual income tax (benefit) expense	7,960	62,212	(26,359)
U.S. Federal
Income Taxes [Line Items]
Current	279	18	9
Deferred	0	0	0
Actual income tax (benefit) expense	279	18	9
U.S. State and Local
Income Taxes [Line Items]
Current	48	8	4
Deferred	0	0	0
Actual income tax (benefit) expense	48	8	4
Other jurisdictions
Income Taxes [Line Items]
Current	954	(672)	5,983
Deferred	(5,100)	4,644	(549)
Actual income tax (benefit) expense	$ (4,146)	$ 3,972	$ 5,434